Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Trade		$ 461,081,047	$ 629,521,826	$ 1,291,573,983	$ 1,863,352,163
Services income		728,212	1,293,262	2,831,115	4,560,978
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(8,113,061)	(7,254,264)	(74,197,552)	56,873,846
Cost of sales		368,020,514	475,937,325	1,000,565,653	1,274,735,408
Gross income		85,675,684	147,623,499	219,641,893	650,051,579
Distribution, transportation and sale expenses		1,133,458	4,260,756	8,622,813	10,983,602
Administrative expenses		40,529,871	37,760,320	120,014,336	112,258,337
Other revenue		2,939,011	12,725,690	15,109,459	36,798,482
Other expenses		15,289,000	2,255,555	17,959,348	5,694,879
Operating income (loss)		31,662,366	116,072,558	88,154,855	557,913,243
Financing income	[1]	7,510,892	3,652,514	15,735,423	20,957,224
Financing cost	[2]	36,505,707	45,543,598	111,286,524	109,790,653
Derivative financial instruments (cost), net		(9,437,395)	(12,982,694)	(6,649,056)	(37,491,847)
Foreign exchange income, net		(47,794,436)	(9,343,509)	182,881,696	72,106,662
Profit sharing in joint ventures and associates		168,207	71,201	320,176	232,349
Total duties, taxes and other		24,738,286	103,959,820	166,131,774	308,311,219
Net (loss) income		(79,134,359)	(52,033,348)	3,024,796	195,615,759
Depreciation and amortization of wells, pipelines, properties, plant and equipment		30,611,436	36,818,397	87,402,614	106,232,390
Depreciation of rights of use		2,005,788	1,538,947	4,391,365	4,334,169
Net periodic cost of employee benefits		31,682,890	31,377,251	98,655,412	94,978,510
Interest income		3,804,626	3,864,868	11,137,437	8,596,963
Interest cost		34,690,478	35,343,737	104,001,175	101,971,587
Total current assets		496,476,213		496,476,213		$ 527,894,778
Total non-current assets		1,708,355,581		1,708,355,581		1,717,663,266
Total current liabilities		1,105,325,107		1,105,325,107		929,737,258
Total non-current liabilities		2,678,989,284		2,678,989,284		3,084,643,011
Total equity (deficit)		(1,579,482,597)	(1,598,615,254)	(1,579,482,597)	(1,598,615,254)	(1,768,822,225)	$ (2,170,000,783)
Intersegment eliminations
Revenues:
Intersegment		(415,667,935)	(596,289,899)	(1,195,371,640)	(1,614,923,680)
Cost of sales		(389,647,415)	(576,590,355)	(1,123,206,687)	(1,557,986,203)
Gross income		(26,020,520)	(19,699,544)	(72,164,953)	(56,937,477)
Distribution, transportation and sale expenses		(4,505,739)	(1,051,905)	(7,140,871)	(3,199,277)
Administrative expenses		(21,690,099)	(18,262,699)	(65,032,266)	(53,284,177)
Other expenses		163,289	(382,912)	(7,430)	(465,355)
Operating income (loss)		12,029	(2,028)	15,614	11,332
Financing income		(50,771,709)	(58,045,724)	(162,468,870)	(168,845,398)
Financing cost		(50,759,678)	(58,047,748)	(162,453,254)	(168,834,063)
Profit sharing in joint ventures and associates		56,640,877	39,205,079	(90,556,085)	(288,265,267)
Total duties, taxes and other			0
Net (loss) income		56,640,875	39,205,075	(90,556,087)	(288,265,270)
Total current assets		(3,032,801,769)		(3,032,801,769)		(2,825,188,933)
Total non-current assets		(691,551,350)		(691,551,350)		(807,795,310)
Total current liabilities		(3,032,731,475)		(3,032,731,475)		(2,825,030,251)
Total non-current liabilities		(1,277,289,170)		(1,277,289,170)		(1,512,848,498)
Total equity (deficit)		585,667,526		585,667,526		704,894,507
Exploration and Production
Revenues:
Trade		116,472,969	154,156,160	326,681,664	462,454,632
Intersegment		106,464,231	188,013,478	349,649,964	562,033,202
Services income		6,220	23,753	19,399	79,745
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(3,188,960)	(9,587,839)	(62,725,055)	11,959,635
Cost of sales		122,618,423	157,832,041	347,995,457	438,349,515
Gross income		97,136,037	174,773,511	265,630,515	598,177,699
Distribution, transportation and sale expenses		90,098	(36,771)	407,035	190,138
Administrative expenses		20,070,106	15,122,898	56,114,536	46,535,113
Other revenue		591,158	5,301,714	2,158,710	8,785,857
Other expenses		14,380,867	1,146,357	16,779,971	3,411,063
Operating income (loss)		63,186,124	163,842,741	194,487,683	556,827,242
Financing income		16,019,793	15,183,482	46,072,318	59,869,852
Financing cost		30,179,008	39,606,205	92,093,244	99,041,024
Derivative financial instruments (cost), net		(8,009,935)	(16,901,477)	(732,590)	(37,522,838)
Foreign exchange income, net		(15,788,024)	(4,302,160)	104,222,634	70,391,771
Profit sharing in joint ventures and associates		15,913	(28,249)	(20,095)	(433,797)
Total duties, taxes and other		23,386,911	107,525,698	161,175,159	316,217,028
Net (loss) income		1,857,952	10,662,434	90,761,547	233,874,178
Depreciation and amortization of wells, pipelines, properties, plant and equipment		25,574,594	29,830,489	70,980,574	85,931,942
Depreciation of rights of use		101,168	103,993	214,626	290,036
Net periodic cost of employee benefits		8,880,743	8,789,223	27,629,094	26,604,199
Interest income		46,367	78,356	135,442	148,175
Interest cost		(223,773)	(329,756)	(449,023)	(184,992)
Total current assets		858,883,410		858,883,410		915,532,623
Total non-current assets		893,051,703		893,051,703		886,317,756
Total current liabilities		604,761,470		604,761,470		519,212,766
Total non-current liabilities		1,705,451,627		1,705,451,627		1,968,555,771
Total equity (deficit)		(558,277,984)		(558,277,984)		(685,918,158)
Industrial Transformation
Revenues:
Trade		190,770,615	323,137,583	582,370,544	941,863,769
Intersegment		82,689,778	85,593,492	204,985,694	230,974,203
Services income		91,520	305,550	256,165	848,424
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(4,912,795)	2,265,458	(11,461,191)	43,088,866
Cost of sales		293,763,555	438,307,485	870,881,418	1,205,542,223
Gross income		(25,124,437)	(27,005,402)	(94,730,206)	11,233,039
Distribution, transportation and sale expenses		5,531,789	5,319,451	15,103,787	13,309,417
Administrative expenses		13,529,694	15,035,732	46,735,669	43,410,761
Other revenue		801,185	4,430,491	7,476,838	7,494,057
Other expenses		823,092	736,875	842,940	1,112,019
Operating income (loss)		(44,207,827)	(43,666,969)	(149,935,764)	(39,105,101)
Financing income		327,917	136,037	887,740	300,607
Financing cost		4,277,136	8,571,868	21,498,230	24,028,986
Derivative financial instruments (cost), net		(113,997)	(22,683)	276,481	(33,074)
Foreign exchange income, net		(35,621,387)	(5,888,483)	80,896,584	2,394,005
Profit sharing in joint ventures and associates		(2,056,431)	(1,641,520)	480,310	(1,299,877)
Net (loss) income		(85,948,861)	(59,655,486)	(88,892,879)	(61,772,426)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		2,286,030	3,627,478	7,992,227	10,397,976
Depreciation of rights of use		776,527	1,034,892	2,363,645	2,896,919
Net periodic cost of employee benefits		13,053,216	12,844,503	40,264,342	38,797,227
Interest income		168,398	105,812	654,263	269,902
Interest cost		810,030	1,034,912	2,535,607	3,096,988
Total current assets		244,102,377		244,102,377		296,527,986
Total non-current assets		516,227,360		516,227,360		502,433,210
Total current liabilities		1,144,613,083		1,144,613,083		1,078,322,279
Total non-current liabilities		571,676,646		571,676,646		614,563,455
Total equity (deficit)		(955,959,992)		(955,959,992)		(893,924,538)
Logistics
Revenues:
Intersegment		22,642,592	18,631,371	77,309,358	59,791,260
Services income		299,619	424,185	1,183,894	1,179,703
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(11,306)	68,117	(11,306)	1,542,907
Cost of sales		20,776,466	21,856,967	60,818,882	51,454,089
Gross income		2,154,439	(2,733,294)	17,663,064	11,059,781
Distribution, transportation and sale expenses		(109,316)	41,344	14,965	100,624
Administrative expenses		5,558,015	4,487,058	16,076,448	13,287,149
Other revenue		(337,403)	38,825	671,412	216,172
Other expenses		21	(210,864)	1,472	(240,925)
Operating income (loss)		(3,631,684)	(7,012,007)	2,241,591	(1,870,895)
Financing income		4,852,626	3,459,429	14,027,927	8,538,934
Financing cost		75,567	49,899	275,986	346,656
Foreign exchange income, net		(56,998)	7,980	123,489	16,220
Profit sharing in joint ventures and associates		(16)	(400)	28	(394)
Total duties, taxes and other		452,815	(3,213,820)	4,439,739	(5,792,579)
Net (loss) income		635,546	(381,077)	11,677,310	12,129,788
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,501,479	1,440,377	4,658,725	4,412,095
Depreciation of rights of use		79,445	107,069	291,299	425,898
Net periodic cost of employee benefits		1,858,687	1,927,785	6,207,951	5,936,814
Interest income		3,316	3,045	36,204	3,045
Interest cost		75,545	47,314	275,499	347,492
Total current assets		272,149,407		272,149,407		251,070,455
Total non-current assets		152,856,050		152,856,050		160,667,832
Total current liabilities		78,460,391		78,460,391		79,817,063
Total non-current liabilities		70,758,701		70,758,701		75,200,326
Total equity (deficit)		275,786,365		275,786,365		256,720,899
DPRLP
Revenues:
Trade		52,356,062	62,490,302	134,228,006	189,158,354
Intersegment		2,569,283	12,554,103	8,816,626	20,967,761
Services income			(553)	0	836,822
Cost of sales		47,470,021	72,407,279	128,139,976	192,477,889
Gross income		7,455,324	2,636,573	14,904,656	18,485,048
Administrative expenses		559,934	265,105	936,203	774,043
Other revenue		26,027	(2,069)	39,875	3,131,025
Other expenses		(256,955)	7,122	18,235	7,122
Operating income (loss)		7,178,372	2,362,277	13,990,093	20,834,908
Financing income		263,101		605,726
Financing cost		40,740	40,321	119,832	254,796
Total duties, taxes and other		37,453	0	106,108	0
Net (loss) income		7,363,280	2,321,956	14,369,879	20,580,112
Depreciation and amortization of wells, pipelines, properties, plant and equipment		576,330	1,155,189	1,632,809	3,302,226
Depreciation of rights of use		407,895		407,895
Interest income		132,058		316,982
Interest cost		40,740	40,321	119,832	254,796
Total current assets		35,181,775		35,181,775		31,935,985
Total non-current assets		28,774,980		28,774,980		32,675,568
Total current liabilities		5,979,220		5,979,220		10,287,103
Total non-current liabilities		5,147,943		5,147,943		4,153,387
Total equity (deficit)		52,829,592		52,829,592		50,171,062
Trading Companies
Revenues:
Trade		94,852,689	84,962,122	231,681,294	254,743,701
Intersegment		160,521,518	249,416,808	441,810,012	628,698,634
Services income		323,019	535,727	1,335,569	1,604,767
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net					282,438
Cost of sales		250,731,960	335,682,357	660,436,239	877,139,880
Gross income		4,965,266	(767,700)	14,390,636	8,189,660
Distribution, transportation and sale expenses		52,200	(50,969)	106,440	507,615
Administrative expenses		1,069,021	513,610	2,347,112	1,923,951
Other revenue		196,296	192,112	559,353	10,772,579
Other expenses		2,279	481,484	143,274	1,022,419
Operating income (loss)		4,038,062	(1,519,713)	12,353,163	15,508,254
Financing income		228,996	105,042	435,436	327,624
Financing cost		1,563,338	868,418	4,124,271	2,265,952
Derivative financial instruments (cost), net		(188,627)	1,911,506	(362,882)	(1,018,615)
Foreign exchange income, net		(28,747)	(42,803)	38,940	(189,439)
Profit sharing in joint ventures and associates		8,897,766	2,961,762	21,601,383	21,846,815
Total duties, taxes and other		1,197,684	133,141	1,598,996	(589,418)
Net (loss) income		10,186,428	2,414,235	28,342,773	34,798,105
Depreciation and amortization of wells, pipelines, properties, plant and equipment		68,053	84,023	217,342	268,279
Depreciation of rights of use		464,211	174,237	586,555	532,282
Net periodic cost of employee benefits		4	(49)	2,055	826
Interest income		69,853	9,067	110,309	36,682
Interest cost		1,239,807	765,315	3,386,898	1,991,497
Total current assets		260,975,697		260,975,697		208,042,447
Total non-current assets		109,670,375		109,670,375		104,756,605
Total current liabilities		209,000,818		209,000,818		163,897,630
Total non-current liabilities		684,933		684,933		513,730
Total equity (deficit)		160,960,321		160,960,321		148,387,691
Corporate
Revenues:
Intersegment		24,759,973	19,612,971	69,794,786	57,619,388
Services income		158	169	615	697
Cost of sales		395,394	364,163	855,925	921,266
Gross income		24,364,737	19,248,977	68,939,476	56,698,819
Distribution, transportation and sale expenses		55,905	8,355	72,864	5,168
Administrative expenses		19,364,748	19,239,101	57,497,408	54,859,564
Other revenue		37,967	(67,519)	671,891	162,623
Other expenses		34	400,424	986	770,526
Operating income (loss)		4,982,017	(466,422)	12,040,109	1,226,184
Financing income		36,026,694	42,674,744	115,008,242	120,492,894
Financing cost		50,347,963	54,024,841	153,641,450	151,715,277
Derivative financial instruments (cost), net		(1,124,836)	2,029,960	(5,830,065)	1,082,680
Foreign exchange income, net		4,409,526	1,047,499	(6,039,281)	(1,024,685)
Profit sharing in joint ventures and associates		(73,621,949)	(43,834,562)	39,828,966	224,155,079
Total duties, taxes and other		(542,027)	(570,212)	(1,690,020)	(1,697,196)
Net (loss) income		(79,134,484)	(52,003,410)	3,056,541	195,914,071
Depreciation and amortization of wells, pipelines, properties, plant and equipment		139,330	141,225	423,162	424,020
Depreciation of rights of use		147,411	97,910	442,232	131,396
Net periodic cost of employee benefits		7,877,738	7,805,284	24,516,466	23,607,928
Interest income		2,932,110	3,598,347	9,065,807	8,051,569
Interest cost		32,144,704	33,416,507	96,450,619	95,619,876
Total current assets		1,759,415,800		1,759,415,800		1,548,257,534
Total non-current assets		265,313,062		265,313,062		431,460,970
Total current liabilities		2,031,565,445		2,031,565,445		1,856,611,334
Total non-current liabilities		1,572,456,540		1,572,456,540		1,891,640,785
Total equity (deficit)		(1,579,293,123)		(1,579,293,123)		(1,768,533,615)
Other Operating Subsidiary Companies
Revenues:
Trade		6,628,712	4,775,659	16,612,475	15,131,707
Intersegment		16,020,560	22,467,676	43,005,200	54,839,232
Services income		7,676	4,431	35,473	10,820
Cost of sales		21,912,110	26,077,388	54,644,443	66,836,749
Gross income		744,838	1,170,378	5,008,705	3,145,010
Distribution, transportation and sale expenses		18,521	31,251	58,593	69,917
Administrative expenses		2,068,452	1,359,515	5,339,226	4,751,933
Other revenue		1,623,781	2,832,136	3,531,380	6,236,169
Other expenses		176,373	77,069	179,900	78,010
Operating income (loss)		105,273	2,534,679	2,962,366	4,481,319
Financing income		563,474	139,504	1,166,904	272,711
Financing cost		781,633	429,794	1,986,765	972,025
Foreign exchange income, net		(708,806)	(165,542)	3,639,330	518,790
Profit sharing in joint ventures and associates		10,292,047	3,409,091	28,985,669	44,229,790
Total duties, taxes and other		205,450	85,013	501,792	173,384
Net (loss) income		9,264,905	5,402,925	34,265,712	48,357,201
Depreciation and amortization of wells, pipelines, properties, plant and equipment		465,620	539,616	1,497,775	1,495,852
Depreciation of rights of use		29,131	20,846	85,113	57,638
Net periodic cost of employee benefits		12,502	10,505	35,504	31,516
Interest income		452,524	70,241	818,430	87,590
Interest cost		603,425	$ 369,124	1,681,743	$ 845,930
Total current assets		98,569,516		98,569,516		101,716,681
Total non-current assets		434,013,401		434,013,401		407,146,635
Total current liabilities		63,676,155		63,676,155		46,619,334
Total non-current liabilities		30,102,064		30,102,064		42,864,055
Total equity (deficit)		$ 438,804,698		$ 438,804,698		$ 419,379,927

[1]	Includes financing income from investments and gain in changes on discount rate of plugging of wells in 2023 and 2022.
[2]	Mainly interest on debt.